Fair Value Measurements and Credit Concentration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value of Assets and Liabilities Measured on Recurring Basis

The assets and liabilities measured at fair value were:

	June 30, 2015				December 31, 2014
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$352	$352	$—	$—	$352	$352	$—	$—

Restricted cash and cash equivalents (a)	126	126	—	—	193	193	—	—

Price risk management assets:
Energy commodities	1,035	—	951	84	1,318	6	1,171	141

Total price risk management assets	1,035	—	951	84	1,318	6	1,171	141

NDT funds:
Cash and cash equivalents	15	15	—	—	19	19	—	—
Equity securities
U.S. large-cap	620	461	159	—	611	454	157	—
U.S. mid/small-cap	92	37	55	—	89	37	52	—
Debt securities
U.S. Treasury	87	87	—	—	99	99	—	—
U.S. government sponsored agency	8	—	8	—	9	—	9	—
Municipality	81	—	81	—	76	—	76	—
Investment-grade corporate	49	—	49	—	42	—	42	—
Other	6	—	6	—	3	—	3	—
Receivables (payables), net	—	(2)	2	—	2	—	2	—

Total NDT funds	958	598	360	—	950	609	341	—

Auction rate securities (b)	7	—	—	7	8	—	—	8

Total assets	$2,478	$1,076	$1,311	$91	$2,821	$1,160	$1,512	$149

Liabilities
Price risk management liabilities:
Energy commodities	$960	$—	$886	$74	$1,217	$5	$1,182	$30

Total price risk management liabilities	$960	$—	$886	$74	$1,217	$5	$1,182	$30

(a)	Current portion is included in “Restricted cash and cash equivalents” and long-term portion is included in “Other noncurrent assets” on the Balance Sheets.
(b)	Included in “Other investments” on the Balance Sheets.

Reconciliation of Net Assets and Liabilities Classified as Level 3

A reconciliation of net assets and liabilities classified as Level 3 for the period ended June 30, 2015 is as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Six Months
	Energy Commodities, net	Auction Rate Securities	Total
Balance at beginning of period	$111	$8	$119
Total realized/unrealized gains (losses)
Included in earnings	(141)	—	(141)
Purchases (a)	(39)	—	(39)
Sales	65	(1)	64
Settlements	3	—	3
Transfers into Level 3	10	—	10
Transfers out of Level 3	1	—	1

Balance at end of period	$10	$7	$17

(a)	Positions acquired through the acquisition of RJS Power.

A reconciliation of net assets and liabilities classified as Level 3 for the period ended June 30, 2014 is as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Six Months
	Energy Commodities, net	Auction Rate Securities	Total
Balance at beginning of period	$24	$16	$40
Total realized/unrealized gains (losses)
Included in earnings	(63)	—	(63)
Purchases	(6)	—	(6)
Sales	—	(3)	(3)
Settlements	119	—	119

Balance at end of period	$74	$13	$87

Significant Unobservable Inputs Used in Fair Value Measurement of Assets and Liabilities Classified as Level 3

The significant unobservable inputs used in and quantitative information about the fair value measurement of assets and liabilities classified as Level 3 are as follows:

	June 30, 2015
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$42	Discounted cash flow	Proprietary model used to calculate forward prices	11% - 100% (50%)
FTR purchase contracts (d)	(1)	Discounted cash flow	Historical settled prices used to model forward prices	100% (100%)
Heat rate call options (e)	(28)	Discounted cash flow	Proprietary model used to calculate forward prices	100% (100%)
CRR purchase contracts (g)	(3)	Discounted cash flow	Proprietary model used to calculate forward prices	100% (100%)
Auction rate securities (f)	7	Discounted cash flow	Modeled from SIFMA Index	53% - 71% (59%)

	December 31, 2014
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$59	Discounted cash flow	Proprietary model used to calculate forward prices	11% - 100% (52%)
Power sales contracts (c)	(1)	Discounted cash flow	Proprietary model used to calculate forward prices	10% - 100% (59%)
FTR purchase contracts (d)	3	Discounted cash flow	Historical settled prices used to model forward prices	100% (100%)
Heat rate call options (e)	50	Discounted cash flow	Proprietary model used to calculate forward prices	23% - 51% (45%)
Auction rate securities (f)	8	Discounted cash flow	Modeled from SIFMA Index	51% - 69% (63%)

(a)	The range and weighted average represent the percentage of fair value derived from the unobservable inputs.
(b)	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/(decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
(c)	As forward market prices increase/(decrease), the fair value of contracts (decreases)/increases. As volumetric assumptions for contracts in a gain position increase/(decrease), the fair value of contracts increases/(decreases). As volumetric assumptions for contracts in a loss position increase/(decrease), the fair value of the contracts (decreases)/increases.
(d)	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
(e)	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of purchased calls increases/(decreases). As the market implied heat rate increases/(decreases), the fair value of sold calls (decreases)/increases.
(f)	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/(decreases).
(g)	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).

The significant unobservable inputs used in and the quantitative information about the nonrecurring fair value measurement of assets and liabilities classified as Level 3 are as follows:

	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Kerr Dam Project:
March 31, 2014	$29	Discounted cash flow	Proprietary model used to calculate plant value	38% (38%)

(a)	The range and weighted average represent the percentage of fair value derived from the unobservable inputs.

Fair Value of Assets and Liabilities Classified as Level 3 Measured on Recurring Basis Included in Earnings

Net gains and losses on assets and liabilities classified as Level 3 and included in earnings for the period ended June 30 are reported in the Statements of Income as follows:

	Six Months
	Energy Commodities, net
	Wholesale Energy		Retail Energy		Energy Purchases
	2015	2014	2015	2014	2015	2014
Total gains (losses) included in earnings	$(110)	$(31)	$(32)	$(51)	$1	$19
Change in unrealized gains (losses) relating to positions still held at the reporting date	(42)	(44)	—	(21)	(4)	(3)

Fair Value of Assets and Liabilities Measured on Nonrecurring Basis

The following nonrecurring fair value measurement occurred during the six months ended June 30, 2014, resulting in an asset impairment:

	Carrying Amount (a)	Fair Value Measurements Using Level 3	Loss (b)
Kerr Dam Project	$47	$29	$18

(a)	Represents carrying value before fair value measurement.
(b)	The loss on the Kerr Dam Project is included in “Other operation and maintenance” on the Statement of Income.

Fair Value of Financial Instruments Not Recorded at Fair Value - Other

The carrying amounts of long-term debt on the Balance Sheets and its estimated fair values are set forth below. The fair value was estimated using an income approach by discounting future cash flows at estimated current cost of funding rates, which incorporates the credit risk of Talen Energy Supply. Long-term debt is classified as Level 2.

	June 30, 2015		December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$4,060	$4,036	$2,218	$2,204

PPL Energy Supply LLC [Member]
Fair Value of Assets and Liabilities Measured on Recurring Basis

Recurring Fair Value Measurements

The assets and liabilities measured at fair value were:

	December 31, 2014				December 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$352	$352			$239	$239

Restricted cash and cash equivalents (a)	193	193			85	85

Price risk management assets:
Energy commodities	1,318	6	$1,171	$141	1,188	3	$1,123	$62

Total price risk management assets	1,318	6	1,171	141	1,188	3	1,123	62

NDT funds:
Cash and cash equivalents	19	19			14	14
Equity securities
U.S. large-cap	611	454	157		547	409	138
U.S. mid/small-cap	89	37	52		81	33	48
Debt securities
U.S. Treasury	99	99			95	95
U.S. government sponsored agency	9		9		6		6
Municipality	76		76		77		77
Investment-grade corporate	42		42		38		38
Other	3		3		5		5
Receivables (payables), net	2		2		1	(1)	2

Total NDT funds	950	609	341		864	550	314

Auction rate securities (b)	8			8	16			16

Total assets	$2,821	$1,160	$1,512	$149	$2,392	$877	$1,437	$78

Liabilities

Price risk management liabilities:
Energy commodities	$1,217	$5	$1,182	$30	$1,070	$4	$1,028	$38

Total price risk management liabilities	$1,217	$5	$1,182	$30	$1,070	$4	$1,028	$38

(a)	Current portion is included in “Restricted cash and cash equivalents” and long-term portion is included in “Other noncurrent assets” on the Balance Sheets.
(b)	Included in “Other investments” on the Balance Sheets.

Reconciliation of Net Assets and Liabilities Classified as Level 3

A reconciliation of net assets and liabilities classified as Level 3 for the years ended December 31 is as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Energy Commodities, net	Auction Rate Securities	Total
2014
Balance at beginning of period	$24	$16	$40
Total realized/unrealized gains (losses
Included in earnings	(32)		(32)
Included in OCI (a)		1	1
Purchases	(6)		(6)
Sales	67	(9)	58
Settlements	50		50
Transfers into Level 3	7		7
Transfers out of Level 3	1		1

Balance at end of period	$111	$8	$119

2013
Balance at beginning of period	$22	$13	$35
Total realized/unrealized gains (losses)
Included in earnings	(5)		(5)
Sales	(2)		(2)
Settlements	(3)		(3)
Transfers into Level 3	10	3	13
Transfers out of Level 3	2		2

Balance at end of period	$24	$16	$40

(a)	“Energy Commodities, net” are included in “Qualifying derivatives” and “Auction Rate Securities” are included in “Available-for-sale securities” on the Statements of Comprehensive Income.

Significant Unobservable Inputs Used in Fair Value Measurement of Assets and Liabilities Classified as Level 3

The significant unobservable inputs used in and quantitative information about the fair value measurement of assets and liabilities classified as Level 3 are as follows:

	December 31, 2014
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$59	Discounted cash flow	Proprietary model used to calculate forward prices	11% – 100% (52%)
Power sales contracts (c)	(1)	Discounted cash flow	Proprietary model used to calculate forward prices	9.1% – 100% (59%)
FTR purchase contracts (d)	3	Discounted cash flow	Historical settled prices used to model forward prices	100% (100)
Heat Rate Options (e)	50	Discounted cash flow	Proprietary model used to calculate forward prices	23% – 51% (45%)
Auction rate securities (f)	8	Discounted cash flow	Modeled from SIFMA Index	51% – 69% (63%)

	December 31, 2013
	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input(s)	Range (Weighted Average) (a)
Energy commodities
Natural gas contracts (b)	$36	Discounted cash flow	Proprietary model used to calculate forward prices	10% – 100% (86%)
Power sales contracts (c)	(12)	Discounted cash flow	Proprietary model used to calculate forward prices	100% (100%)
Auction rate securities (f)	16	Discounted cash flow	Modeled from SIFMA Index	10% – 80% (63%)

(a)	For energy commodities and auction rate securities, the range and weighted average represent the percentage of fair value derived from the unobservable inputs.
(b)	As the forward price of natural gas increases/(decreases), the fair value of purchase contracts increases/ (decreases). As the forward price of natural gas increases/(decreases), the fair value of sales contracts (decreases)/increases.
(c)	As forward market prices increase/(decrease), the fair value of contracts (decreases)/increases. As volumetric assumptions for contracts in a gain position increase/(decrease), the fair value of contracts increases/(decreases). As volumetric assumptions for contracts in a loss position increase/(decrease), the fair value of the contracts (decreases)/increases.
(d)	As the forward implied spread increases/(decreases), the fair value of the contracts increases/(decreases).
(e)	The proprietary model used to calculate fair value incorporates market heat rates, correlations and volatilities. As the market implied heat rate increases/(decreases), the fair value of the contracts increases/ (decreases).
(f)	The model used to calculate fair value incorporates an assumption that the auctions will continue to fail. As the modeled forward rates of the SIFMA Index increase/(decrease), the fair value of the securities increases/ (decreases).

The significant unobservable inputs used in and the quantitative information about the nonrecurring fair value measurement of assets and liabilities classified as Level 3 are as follows:

	Fair Value, net Asset (Liability)	Valuation Technique	Significant Unobservable Input (s)	Range (Weighted Average)
Kerr Dam Project:
March 31, 2014	$29	Discounted cash flow	Proprietary model used to calculate plant value	38%(38%)
Corette plant and emission allowances: December 31, 2013		Discounted cash flow	Long-term forward price curves and capital expenditure projections	100%(100%)

Fair Value of Assets and Liabilities Classified as Level 3 Measured on Recurring Basis Included in Earnings

Net gains and losses on assets and liabilities classified as Level 3 and included in earnings for the years ended December 31 were reported in the Statements of Income as follows:

	Energy Commodities, net
	Unregulated Wholesale Energy		Unregulated Retail Energy		Fuel		Energy Purchases
	2014	2013	2014	2013	2014	2013	2014	2013
Total gains (losses) included in earnings	$(77)	$(36)	$23	$25		$3	$22	$3
Change in unrealized gains (losses) relating to positions still held at the reporting date	50	(23)	37	24			(4)	1

Fair Value of Assets and Liabilities Measured on Nonrecurring Basis

The following nonrecurring fair value measurements occurred during the reporting periods, resulting in asset impairments.

	Carrying Amount (a)	Level 3 Fair Value	Loss (b)
Kerr Dam Project (c):
March 31, 2014	$47	$29	$18
Corette plant and emission allowances:
December 31, 2013	$65		$65

(a)	Represents carrying value before fair value measurement.
(b)	The loss on the Kerr Dam Project was recorded in “Income (Loss) from Discontinued Operations (net of income taxes)” on the Statement of Income. The loss on the Corette plant and emission allowances was recorded in “Other operation and maintenance” on the Statement of Income.
(c)	The Kerr Dam Project was included in the sale of the Montana Hydroelectric facilities and the assets were removed from the Balance Sheet. See Note 4 for additional information.

Fair Value of Financial Instruments Not Recorded at Fair Value - Other

The carrying amount of long-term debt on the Balance Sheets and its estimated fair value is set forth below. The fair value was estimated using an income approach by discounting future cash flows at estimated current cost of funding rates, which incorporate the credit risk of PPL Energy Supply. Long-term debt is classified as Level 2. The effect of third-party credit enhancements is not included in the fair value measurement.

	December 31, 2014		December 31, 2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$2,218	$2,204	$2,525	$2,658